Income Taxes (Components of Net Deferred Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carry forwards, deferred tax assets	$ 43,108	$ 17,664
Accrued and other liabilities, deferred tax assets	21,520	21,412
Inventories, deferred tax assets	5,117	2,991
Allowance for bad debts, deferred tax assets	2,351	687
Currency revaluation, deferred tax assets	399	266
Depreciation and amortization, deferred tax assets	2,132	606
Capital leases, deferred tax assets	1,925	2,149
Tax credits, deferred tax assets	1,774	611
Unremitted profits and earnings, deferred tax assets	0	0
Intangibles, deferred tax assets	4,698	5,270
Equity awards, deferred tax assets	11,812	10,082
Interest, deferred tax assets	25,801	9,471
Other, deferred tax assets	2,687	989
Valuation allowance, deferred tax assets	(621)	(442)
Deferred tax assets, total	122,703	71,756
Net operating loss carry forwards, deferred tax liability	0	0
Accrued and other liabilities, deferred tax liability	0	(552)
Inventories, deferred tax liability	(1,304)	(1,410)
Allowance for bad debts, deferred tax liability	(1,016)	(600)
Currency revaluation, deferred tax liability	(57)	(746)
Depreciation and amortization, deferred tax liability	(7,260)	(10,027)
Capital leases, deferred tax liability	0	0
Tax credits, deferred tax liability	0	0
Unremitted profits and earnings, deferred tax liability	(1,150)	(1,215)
Intangibles, deferred tax liability	(211,435)	(220,880)
Equity awards, deferred tax liability	0	0
Interest, deferred tax liability	0	0
Other, deferred tax liability	(2,063)	(1,314)
Valuation allowance, deferred tax liability	0	0
Deferred tax liability, total	(224,285)	(236,744)
Net deferred tax liability	$ (101,582)	$ (164,988)